Stock Plans (Summary Of Stock Options Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2012	Dec. 31, 2011
Stock Plans [Abstract]
Stock options outstanding at January 1, 2011, Shares			1,348,000
Stock options outstanding at January 1, 2011, Weighted Average Exercise Price per Share			$ 14.58
Converted options issued, Shares	1,463,819	[1]
Converted options issued, Weighted Average Exercise Price per Share	$ 14.58	[1]
Granted during the period, Shares	21,000		863,004
Granted during the period, Weighted Average Exercise Price per Share	$ 15.48		$ 9.79
Exercised during the period, Shares
Exercised during the period, Weighted Average Exercise Price per Share
Forfeited during the period, Shares	(137,000)		(287,000)
Forfeited during the period, Weighted Average Exercise Price per Share	$ 14.67		$ 13.95
Expired during the period, Shares			(210,000)
Expired during the period, Weighted Average Exercise Price per Share			$ 14.78
Outstanding at December 31, Shares	1,348,000		1,714,000	1,348,000
Outstanding at December 31, Weighted Average Exercise Price per Share	$ 14.58		$ 12.29	$ 14.58
Outstanding at December 31, 2012, Weighted-Average Remaining Contractual Term, in years			7 years 7 months 6 days	7 years 9 months 18 days
Outstanding at December 31, 2012, Aggregate Intrinsic Value	$ 1,022		$ 1,002	$ 1,022
Exercisable at December 31, 2012, Shares			725,000
Exercisable at December 31, 2012, Weighted Average Exercise Price per Share			$ 13.97
Exercisable at December 31, 2012, Weighted-Average Remaining Contractual Term, in years			5 years 9 months 18 days
Exercisable at December 31, 2012, Aggregate Intrinsic Value			230
Total outstanding, vested and expected to vest at December 31, 2012, Shares			1,576,000
Total outstanding, vested and expected to vest at December 31, 2012, Weighted Average Exercise Price per Share			$ 12.53
Total outstanding, vested and expected to vest at December 31, 2012, Aggregate Intrinsic Value			$ 849

[1]	Upon the Business Separation on October 31, 2011, all outstanding NTELOS stock options for the Company’s employees and non-employee directors were replaced with 1,463,819 Company stock options based on a formula designed to preserve the intrinsic value and fair value of the awards immediately prior to the Business Separation. The specific formula for the adjustment of the number of stock options and restricted stock and the strike price of the stock options was contained in the employee matters agreement that was executed on the date of separation. These awards had substantially the same terms and conditions as the NTELOS stock options and restricted stock awards that they replaced